Short-Term Borrowings And Long-Term Debt (Schedule Of Short-Term Borrowings) (Parenthetical) (Detail)	Mar. 31, 2017	Mar. 31, 2016
Unsecured Short-Term Loans From Financial Institutions Denominated In Japanese Yen
Short-term Debt [Line Items]
Short-term debt, weighted average interest rates	0.12%	0.21%
Commercial Paper Denominated In Japanese Yen
Short-term Debt [Line Items]
Short-term debt, weighted average interest rates	0.00%